Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Lytus Technologies Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	India
Shareholding and Voting Power	100.00%	100.00%
Sri Sai Cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	India
Shareholding and Voting Power	51.00%
Lytus Technologies Inc. [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	United States
Shareholding and Voting Power	100.00%
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	India
Shareholding and Voting Power
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Consolidated Financial Statements [Line Items]
Country of Incorporation	United States
Shareholding and Voting Power		75.00%